General, Administrative and Marketing Expenses (Details Textual) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
General, Administrative and Marketing Expenses (Textual)
Share-based payments expenses	₪ 492,000	₪ 1,500